Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Cash Flow Information [Abstract]
Schedule Of Debt Reconciliation
(i) Debt reconciliation

	Borrowings	Lease liabilities	Debentures	Total
Total debt as of January 1, 2017	—	—	—	—
Acquisitions / Issuance	826,000	—	—	826,000
Net foreign exchange differences	35,116	—	—	35,116
Interest accrued	5,908	—	—	5,908

Total debt as of January 1, 2018	867,024	—	—	867,024

Acquisitions / Issuance	325,370	—	400,000	725,370
Payments	(689,634)	—	—	(689,634)
Net foreign exchange differences	(35,091)	—	—	(35,091)
Interest accrued	56,125	—	6,538	62,663
Interest paid	(54,185)	—	—	(54,185)

Total debt as of December 31, 2018	469,609	—	406,538	876,147

Change in accounting policy (Note 3.xxi)	—	148,494	—	148,494
Total debt as of January 1, 2019	469,609	148,494	406,538	1,024,641

Acquisitions / Issuance	—	124,196	400,000	524,196
Payments	(85,353)	(37,979)	(11,815)	(135,147)
Net foreign exchange differences	—	3,085	—	3,085
Interest accrued	26,250	17,610	40,507	84,367
Interest paid	(28,428)	—	—	(28,428)

Total debt as of December 31, 2019	382,078	255,406	835,230	1,472,714